Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth information required under the SEC's "pay versus performance" rules over the last three years, including: (i) the total compensation earned by our principal executive officer "PEO" (as reported on our Summary Compensation Table), (ii) the compensation “actually paid” to our PEO (calculated in accordance with Regulation S-K); (iii) the average of the total compensation earned by our other named executive officers "NEOs" (calculated based upon our Summary Compensation Table); (iv) the average compensation “actually paid” to our other NEOs (calculated in accordance with Regulation S-K); (v) our total shareholder return (TSR) compared to our peer group; (vi) our net income; and (vii) our diluted earnings per share (a selected performance measure):

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table total for PEO David R. Harlow	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for other NEO's (2)	Average Compensation Actually Paid to other NEO's (1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (Dollars in thousands)	Diluted Earnings Per Share (4)
2022	$875,896	$1,525,584	$701,119	$993,303	$151.45	$110.67	$193,100	5.77
2021	796,734	1,055,367	557,195	671,370	119.14	132.19	167,630	5.03
2020	1,451,109	2,045,657	709,629	891,303	97.04	92.50	99,586	3.00

1. Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below.

David R. Harlow - PEO
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Option Awards	Add: Change in Value of Option Awards	Compensation Actually paid
2022	$875,896	$(51,465)	$26,147	$-	$675,006	$1,525,584
2021	796,734	(47,006)	24,628	-	281,011	1,055,367
2020	1,451,109	(42,889)	23,197	(686,365)	1,300,605	2,045,657

Average Other NEOs (2)
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Option Awards	Add: Change in Value of Option Awards	Compensation Actually paid
2022	$701,119	$(23,284)	$11,835	$(88,037)	$391,670	$993,303
2021	557,195	(21,266)	11,148	-	124,293	671,370
2020	709,629	(19,403)	10,500	(171,591)	362,168	891,303

2. NEO's included in the average calculations are: Kevin Lawrence, Darryl W. Schmidt, David E. Rainbolt and Scott Copeland for all three years.

3. Peer Group Total Shareholder Return using the NASDAQ Bank Stocks (U.S.).

4. Diluted earnings per share was selected as the most important performance measurement for the current year other than net income which is also presented in the table.

Company Selected Measure Name	Diluted earnings per share
Named Executive Officers, Footnote [Text Block]

Information with respect to our executive officers (including certain executive officers of BancFirst, our subsidiary bank) as of March 31, 2023 is set forth below. Each officer serves a term of office of one year or until the election and qualification of his or her successor.

Name	Age	Executive Officer Since	Position
David E. Rainbolt	67	1984	Executive Chairman; BancFirst Corporation and BancFirst
David R. Harlow	60	1999	President and Chief Executive Officer, BancFirst Corporation
Darryl W. Schmidt	60	2002	President and Chief Executive Officer, BancFirst
Dennis L. Brand	75	1992	Vice Chairman
Scott Copeland	58	1992	Executive Vice President and Head of Operations, BancFirst
Roy C. Ferguson	76	1992	Executive Vice President and Chief Credit Officer, BancFirst
Randy Foraker	67	1987	Executive Vice President, Chief Risk Officer and Secretary
Kelly Foster	54	1998	Executive Vice President and Chief Compliance Officer, BancFirst
D. Jay Hannah	67	1984	Executive Vice President of Financial Services, BancFirst
Kevin Lawrence	44	2013	Executive Vice President, Chief Financial Officer and Treasurer
Dara Wanzer	51	2017	Executive Vice President of Human Resources, BancFirst

Peer Group Issuers, Footnote [Text Block]	3. Peer Group Total Shareholder Return using the NASDAQ Bank Stocks (U.S.).
PEO Total Compensation Amount	$ 875,896	$ 796,734	$ 1,451,109
PEO Actually Paid Compensation Amount	$ 1,525,584	1,055,367	2,045,657
Adjustment To PEO Compensation, Footnote [Text Block]

1. Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below.

David R. Harlow - PEO
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Option Awards	Add: Change in Value of Option Awards	Compensation Actually paid
2022	$875,896	$(51,465)	$26,147	$-	$675,006	$1,525,584
2021	796,734	(47,006)	24,628	-	281,011	1,055,367
2020	1,451,109	(42,889)	23,197	(686,365)	1,300,605	2,045,657

Non-PEO NEO Average Total Compensation Amount	$ 701,119	557,195	709,629
Non-PEO NEO Average Compensation Actually Paid Amount	$ 993,303	671,370	891,303
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	1. Compensation actually paid (CAP) represents the amount computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation reported in our Summary Compensation Table. The reconciliation of the CAP is shown in the tables below

Average Other NEOs (2)
Year	Summary Compensation Table Total	Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan	Add: Service Cost of the Supplemental Executive Retirement Plan	Deduct: Option Awards	Add: Change in Value of Option Awards	Compensation Actually paid
2022	$701,119	$(23,284)	$11,835	$(88,037)	$391,670	$993,303
2021	557,195	(21,266)	11,148	-	124,293	671,370
2020	709,629	(19,403)	10,500	(171,591)	362,168	891,303

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid Compared to Total Shareholder Return

The graph below shows our CAP compared to our TSR over the past three-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's TSR over the three years presented in the table.

CAP vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid Compared to Net Income

The graph below shows our CAP compared to our net income over the past three-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's net income over the three years presented in the table.

CAP vs. Net Income

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Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid Compared to Diluted EPS

The graph below shows our CAP compared to our diluted EPS over the past three-year period. The amount of compensation actually paid to the Company's PEO and NEOs as a group is generally aligned with the Company's diluted EPS over the three years presented in the table.

CAP vs. Diluted EPS

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company Compared to the Cumulative TSR of the Peer Group

The graph below shows our TSR, showing the actual return of our stock price with dividends reinvested, expressed as a cumulative return to our shareholders over the past three-year period. The Company's cumulative TSR outperformed the NASDAQ Bank Stocks during 2020 and 2022.

TSR VS. PEER GROUP TSR

Tabular List [Table Text Block]

Most Important Financial Performance Measures. Listed below are the performance measures that our compensation committee views as the most important financial measures it uses to link the compensation actually paid to our principal executive officer and other named executive officers for the year ended December 31, 2022:

1.
Budgeted pre-tax income;
2.
Budgeted classified assets; and
3.
Internal audit ratings.

Total Shareholder Return Amount	$ 151.45	119.14	97.04
Peer Group Total Shareholder Return Amount	110.67	132.19	92.50
Net Income (Loss)	$ 193,100,000	$ 167,630,000	$ 99,586,000
Company Selected Measure Amount	5.77	5.03	3.00
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Budgeted pre-tax income
Non-GAAP Measure Description [Text Block]	4. Diluted earnings per share was selected as the most important performance measurement for the current year other than net income which is also presented in the table.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Budgeted classified assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Internal audit ratings
PEO [Member] | Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (51,465)	$ (47,006)	$ (42,889)
PEO [Member] | Add: Service Cost of the Supplemental Executive Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,147	24,628	23,197
PEO [Member] | Deduct: Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(686,365)
PEO [Member] | Add: Change in Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	675,006	281,011	1,300,605
Non-PEO NEO [Member] | Deduct: Non-Qualified Deferred Compensation of Supplemental Executive Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,284)	(21,266)	(19,403)
Non-PEO NEO [Member] | Add: Service Cost of the Supplemental Executive Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,835	11,148	10,500
Non-PEO NEO [Member] | Deduct: Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(88,037)		(171,591)
Non-PEO NEO [Member] | Add: Change in Value of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 391,670	$ 124,293	$ 362,168